                              FINANCIAL STATEMENTS

                   AMERICAN BENEFIT VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1997
                      WITH REPORT OF INDEPENDENT AUDITORS

                   American Benefit Variable Annuity Account

                              Financial Statements


                          Year ended December 31, 1997





                                    CONTENTS

Report of Independent Auditors.................................................................... 1

Audited Financial Statements

Statement of Net Assets........................................................................... 2
Statement of Operations........................................................................... 5
Statements of Changes in Net Assets............................................................... 7
Notes to Financial Statements..................................................................... 9

                         Report of Independent Auditors





The Board of Directors
American Benefit Life Insurance Company


We have audited the accompanying statement of net assets of American Benefit Variable Annuity Account (comprising, respectively, the Money Market, Growth, Growth and Income, Global Growth, Global Income, Strategic Fixed Income, and Balanced Divisions) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Benefit Variable Annuity Account at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP
Des Moines, Iowa
January 14, 1998

                   American Benefit Variable Annuity Account

                            Statement of Net Assets

                               December 31, 1997




                                                                                          MONEY
                                                                                         MARKET
                                                                        COMBINED        DIVISION
                                                                    ------------------------------
 ASSETS
 Investments at net asset value:
   PaineWebber Series Trust Money Market Portfolio, 63,053 shares
     at $1.00 per share (cost -- $63,053)                               $   63,053        $63,053
   PaineWebber Series Trust Growth Portfolio, 27,445 shares at
     $15.63 per share (cost -- $422,833)                                   428,965              -
   PaineWebber Series Trust Growth and Income Portfolio, 34,088
     shares at $13.69 per share (cost -- $363,207)                         466,663              -
   PaineWebber Series Trust Global Growth Portfolio, 17,947 shares
     at $14.62 per share (cost -- $235,194)                                262,391              -
   PaineWebber Series Trust Global Income Portfolio, 29,181 shares
     at $10.81 per share (cost -- $328,037)                                315,444              -
   PaineWebber Series Trust Strategic Fixed Income Portfolio,
     34,132 shares at $10.64 per share (cost -- $387,544)                  363,168              -
   PaineWebber Series Trust Balanced Portfolio, 45,002 shares at
     $11.33 per share (cost -- $493,454)                                   509,876              -
                                                                    ------------------------------
 Total investments (cost -- $2,293,322)                                  2,409,560         63,053

 Accrued investment income                                                 364,670              -
                                                                    ------------------------------
 Total net assets                                                       $2,774,230        $63,053
                                                                    ==============================

                     GROWTH AND          GLOBAL           GLOBAL          STRATEGIC
     GROWTH            INCOME            GROWTH           INCOME         FIXED INCOME        BALANCED
     DIVISION         DIVISION          DIVISION         DIVISION          DIVISION          DIVISION
--------------------------------------------------------------------------------------------------------
      $      -         $      -         $      -           $      -        $      -           $      -

       428,965                -                -                  -               -                  -


             -          466,663                -                  -               -                  -


             -                -          262,391                  -               -                  -


             -                -                -            315,444               -                  -


             -                -                -                  -         363,168                  -


             -                -                -                  -               -            509,876
--------------------------------------------------------------------------------------------------------
       428,965          466,663          262,391            315,444         363,168            509,876

       125,411           87,335            1,877             20,829          23,817            105,401
--------------------------------------------------------------------------------------------------------
      $554,376         $553,998         $264,268           $336,273        $386,985           $615,277
========================================================================================================

                   American Benefit Variable Annuity Account

 Net assets represented by:
   Currently payable annuity contracts:
     Strategic Fixed Income Division                                                                     $   27,599

                                                                                  UNITS      VALUE
                                                                               ----------------------
 Contracts in accumulation period:
     Money Market Division                                                         4,597     $13.72          63,053
     Growth Division                                                              15,400      36.00         554,376
     Growth and Income Division                                                   30,087      18.41         553,998
     Global Growth Division                                                       14,897      17.74         264,268
     Global Income Division                                                       19,090      17.62         336,273
     Strategic Fixed Income Division                                              20,655      17.40         359,386
     Balanced Division                                                            25,422      24.20         615,277
                                                                                                       -------------
                                                                                                          2,746,631
                                                                                                       -------------
                                                                                                         $2,774,230
                                                                                                       =============




See accompanying notes.

                   American Benefit Variable Annuity Account

                            Statement of Operations

                          Year ended December 31, 1997



                                                                            MONEY
                                                                            MARKET        GROWTH
                                                           COMBINED        DIVISION      DIVISION
                                                         -------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
   Dividends                                                 $ 69,653        $7,451      $     739
   Capital gains distributions                                302,894             -        124,672

 Expenses (Note 2):
   Administrative charges                                      (3,310)       (5,112)          (544)
   Mortality, distribution, and expense risk                  (43,188)       (2,457)        (8,315)
                                                         -------------------------------------------
 Net investment income (loss)                                 326,049          (118)       116,552

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (Note 4)
 Net realized gain (loss) on investments                       88,490             -         40,989
 Change in net unrealized appreciation/
   depreciation of investments                                (14,321)            -        (82,559)
                                                         -------------------------------------------
 Net increase (decrease) in net assets resulting from
   operations                                                $400,218        $ (118)     $  74,982
                                                         ===========================================



See accompanying notes.

       GROWTH AND                  GLOBAL                     GLOBAL               STRATEGIC FIXED
         INCOME                    GROWTH                     INCOME                    INCOME                    BALANCED
        DIVISION                  DIVISION                   DIVISION                  DIVISION                   DIVISION
     -----------------------------------------------------------------------------------------------------------------------

        $  3,548                   $   765                   $20,728                    $23,817                  $ 12,605
          83,859                     1,112                       365                          -                    92,886


            (460)                     (454)                     (692)                      (267)                    4,219
          (7,247)                   (4,515)                   (6,702)                    (5,564)                   (8,388)
     -----------------------------------------------------------------------------------------------------------------------
          79,700                    (3,092)                   13,699                     17,986                   101,322



          25,495                    23,861                     3,774                    (15,566)                    9,937

          32,843                    (4,425)                  (11,393)                    33,065                    18,148
     -----------------------------------------------------------------------------------------------------------------------

        $138,038                   $16,344                   $ 6,080                    $35,485                  $129,407
     =======================================================================================================================

                   American  Benefit Variable Annuity Account

                      Statements of Changes in Net Assets

                     Years ended December 31, 1997 and 1996



                                                                                    MONEY
                                                                                    MARKET        GROWTH
                                                                    COMBINED       DIVISION      DIVISION
                                                                 ------------------------------------------
 NET ASSETS AT JANUARY 1, 1996                                     $5,112,085      $547,326    $1,074,444

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)                                       280,104        15,680        94,824
   Net realized gain (loss) on investments                            173,042             -       152,487
   Change in net unrealized appreciation/depreciation of
     investments                                                      (35,377)            -      (104,955)
                                                                 ------------------------------------------
 Net increase in net assets resulting from operations                 417,769        15,680       142,356

 Changes from principal transactions:
   Purchase payments                                                    8,661            57          (457)
   Contract distributions and terminations                         (1,856,706)     (128,367)     (431,778)
   Transfer payments from (to) other divisions or other                13,538       108,157      (106,459)
     contracts
   Annuity payments and related actuarial adjustment in
     reserves                                                          (4,555)            -             -
                                                                 ------------------------------------------
 Increase (decrease) in net assets derived from principal
   transactions                                                    (1,839,062)      (20,153)     (538,694)
                                                                 ------------------------------------------
 Total increase (decrease)                                         (1,421,294)       (4,473)     (396,338)
                                                                 ------------------------------------------
 Net assets at December 31, 1996                                    3,690,792       542,853       678,106

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)                                       326,049          (118)      116,552
   Net realized gain (loss) on investments                             88,490             -        40,989
   Change in net unrealized appreciation/depreciation of
     investments                                                      (14,321)            -       (82,559)
                                                                 ------------------------------------------
 Net increase in net assets resulting from operations                 400,218          (118)       74,982

 Changes from principal transactions:
   Contract distributions and terminations                         (1,313,648)     (573,047)     (142,619)
   Transfer payments from (to) other divisions or other                     -        93,365       (56,093)
     contracts
   Annuity payments and related actuarial adjustments in
     reserves                                                          (3,132)            -             -
                                                                 ------------------------------------------
 Decrease in net assets derived from principal transactions        (1,316,780)     (479,682)     (198,712)
                                                                 ------------------------------------------
 Total increase (decrease)                                           (916,562)     (479,800)     (123,730)
                                                                 ------------------------------------------
 Net assets at December 31, 1997                                   $2,774,230      $ 63,053    $  554,376
                                                                 ==========================================



See accompanying notes.

    GROWTH AND                   GLOBAL                     GLOBAL               STRATEGIC FIXED
      INCOME                     GROWTH                     INCOME                    INCOME                    BALANCED
     DIVISION                   DIVISION                   DIVISION                  DIVISION                   DIVISION
 --------------------------------------------------------------------------------------------------------------------------
      $358,727                   $480,103                  $1,249,876                 $724,445                   $677,164



        60,898                     (4,672)                     27,568                   28,403                     57,403
         1,891                      7,931                      16,125                  (23,303)                    17,911

        10,727                     47,138                      (5,747)                   1,433                     16,027
 --------------------------------------------------------------------------------------------------------------------------
        73,516                     50,397                      37,946                    6,533                     91,341



             -                       (141)                       (112)                     165                      9,149
        (1,500)                  (195,745)                   (683,794)                (220,571)                  (194,951)
        17,679                     (9,238)                          -                     (741)                     4,140
             -                          -                           -                   (4,555)                         -
 --------------------------------------------------------------------------------------------------------------------------

        16,179                   (205,124)                   (683,906)                (225,702)                  (181,662)
 --------------------------------------------------------------------------------------------------------------------------
        89,695                   (154,727)                   (645,960)                (219,169)                   (90,321)
 --------------------------------------------------------------------------------------------------------------------------
       448,422                    325,376                     603,916                  505,276                    586,843


        79,700                     (3,092)                     13,699                   17,986                    101,322
        25,495                     23,861                       3,774                  (15,566)                     9,937

        32,843                     (4,425)                    (11,393)                  33,065                     18,148
 --------------------------------------------------------------------------------------------------------------------------
       138,038                     16,344                       6,080                   35,485                    129,407


       (30,641)                  (117,494)                   (273,723)                (127,331)                   (48,793)
        (1,821)                    40,042                           -                  (23,313)                   (52,180)
             -                          -                           -                   (3,132)                         -
 --------------------------------------------------------------------------------------------------------------------------
       (32,462)                   (77,452)                   (273,723)                (153,776)                  (100,973)
 --------------------------------------------------------------------------------------------------------------------------
       105,576                    (61,108)                   (267,643)                (118,291)                    28,434
 --------------------------------------------------------------------------------------------------------------------------
      $553,998                   $264,268                  $  336,273                 $386,985                   $615,277
 ==========================================================================================================================

                   American Benefit Variable Annuity Account

                         Notes to Financial Statements

                               December 31, 1997




1.  INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

American Benefit Variable Annuity Account (the Account) was organized by American Benefit Life Insurance Company (the Company) (a wholly-owned subsidiary of American Republic Insurance Company) in accordance with the provisions of the New York Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of PaineWebber Series Trust, an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. All series of shares are diversified except Global Income Portfolio.

The Company was sold on January 2, 1998 to Keyport Life Insurance Company, including the assumption of all responsibilities related to the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1997.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                   American Benefit Variable Annuity Account

2.  EXPENSES

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $43,188 in 1997.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $3,310 in 1997.


3.  FEDERAL INCOME TAXES

Operations of the Account are part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                               YEAR ENDED                        YEAR ENDED
                                            DECEMBER 31, 1997                DECEMBER 31, 1996
                                      ----------------------------    -----------------------------
                                        PURCHASES        SALES           PURCHASES        SALES
                                      ----------------------------    -----------------------------
   Portfolio:
     Money Market                         $180,893      $  660,693         $170,174     $  174,647
     Growth                                144,343         243,847          179,351        638,928
     Growth and Income                     116,464          89,626           21,405          7,475
     Global Growth                         131,972         212,601           21,250        232,838
     Global Income                         129,390         371,544          109,975        697,670
     Strategic Fixed Income                 41,208         168,356          109,182        241,479
     Balanced                              202,631         235,574           72,691        207,643
                                      -----------------------------   -----------------------------
                                          $946,901      $1,982,241         $684,028     $2,200,680
                                      =============================   =============================

                   American Benefit Variable Annuity Account

5.  SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:

                                                 YEAR ENDED                       YEAR ENDED
                                              DECEMBER 31, 1997               DECEMBER 31, 1996
                                        ----------------------------    ----------------------------
                                          PURCHASED       REDEEMED        PURCHASED       REDEEMED
                                        ----------------------------    ----------------------------
   Division:
     Money Market                            12,873         49,069            11,279        12,803
     Growth                                   1,070          7,191             2,037        20,338
     Growth and Income                        3,104          4,884             1,360           132
     Global Growth                            7,501         11,987               845        13,928
     Global Income                            5,123         21,036                 -        41,111
     Strategic Fixed Income                     504          9,882               464        15,006
     Balanced                                 6,633         11,106               668        10,435
                                        ----------------------------    ----------------------------
                                             36,808        115,155            16,653       113,753
                                        ============================    ============================


6.  NET ASSETS

Net assets at December 31, 1997 consisted of the following:

                                                                                           GROWTH
                                                            MONEY                           AND
                                                           MARKET          GROWTH          INCOME
                                          COMBINED        DIVISION        DIVISION        DIVISION
                                        --------------------------------------------------------------
   Unit transactions                      $1,048,706        $26,139        $ 43,037         $290,033
   Accumulated net investment income       1,609,286         36,914         505,207          160,509
   Net unrealized appreciation/
     depreciation of investments             116,238              -           6,132          103,456
                                        --------------------------------------------------------------
                                          $2,774,230        $63,053        $554,376         $553,998
                                        ==============================================================

                                        GLOBAL          GLOBAL          STRATEGIC
                                        GROWTH          INCOME         FIXED INCOME       BALANCED
                                       DIVISION        DIVISION          DIVISION         DIVISION
                                     ---------------------------------------------------------------
   Unit transactions                     $183,403        $ 63,496         $209,154         $233,444
   Accumulated net investment
     income                                53,668         285,370          202,207          365,411
   Net unrealized appreciation/
     depreciation of investments           27,197         (12,593)         (24,376)          16,422
                                     ---------------------------------------------------------------
                                         $264,268        $336,273         $386,985         $615,277
                                     ===============================================================

                   American Benefit Variable Annuity Account

7.  YEAR 2000 (UNAUDITED)

Based on a study of its computer software and hardware, the Company has determined its exposure to the Year 2000 change of the century date issue. The Company has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1996 to modify its systems. This project is expected to be substantially completed early in 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on the Account's operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company is contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Account's operations could be adversely affected.